                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------


Check here if Amendment [  ]; Amendment Number:  _____
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603




Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley             Chicago, Illinois         May 7, 2003



Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[   ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE








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                              FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     87


Form 13F Information Table Value Total:     193471
                                           (thousands)





List of Other Included Managers:  NONE





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                           FORM 13F INFORMATION TABLE


                                                                                                               VOTING AUTHORITY
                         TITLE OF                VALUE     SHRS OR     SH/   PUT/     INVESTMENT    OTHER
NAME OF ISSUER            CLASS    CUSIP        (x$1000)  PRN AMT      PRN   CALL     DISCRETION    MANAGERS   SOLE   SHARED  NONE
3M Company                 COM     88579Y101    3269      25138        SH             Sole                     24838          300
AFLAC Inc.                 COM     001055102    349       10883        SH             Sole                     10883
Abbott Labs                COM     002824100    1232      32748        SH             Sole                     26148          6600
Affiliated Computer        COM     008190100    4342      98105        SH             Sole                     53505          44600
Services
Alcon, Inc.                COM     H01301102    3014      73465        SH             Sole                     3015           70450
Altera Corp                COM     021441100    627       46318        SH             Sole                     46318
Altria Group, Inc.         COM     02209s103    211       7033         SH             Sole                     5033           2000
Ambac Financial Group,     COM     023139108    218       4325         SH             Sole                     4325
Inc.
American International     COM     026874107    2196      44415        SH             Sole                     44290          125
Group
AmerisourceBergen          COM     03073E105    972       18510        SH             Sole                     1110           17400
Corporation
Amgen                      COM     031162100    2752      47820        SH             Sole                     46120          1700
BP PLC ADR F Sponsored     COM     055622104    531       13749        SH             Sole                     8832           4917
ADR
Bank of America Corp       COM     060505104    2441      36516        SH             Sole                     3092           33424
Bank One Corp              COM     06423A103    1704      49226        SH             Sole                     860            48366
Becton Dickinson &         COM     075887109    227       6600         SH             Sole                     6400           200
Company
Brinker International      COM     109641100    5895      193295       SH             Sole                     77245          116050
Inc.
Bristol Meyers Squibb Co   COM     110122108    280       13258        SH             Sole                     4769           8489
CVS Corp. Com              COM     126650100    1135      47600        SH             Sole                                    47600

Cardinal Health            COM     14149Y108    8904      156292       SH             Sole                     65942          90350
Caremark RX Inc            COM     141705103    4512      248600       SH             Sole                                    248600
Cendant Corporation        COM     151313103    4396      346125       SH             Sole                     122025         224100
Century Telephone          COM     156700106    395       14328        SH             Sole                     14328
Enterprises
Cisco Systems              COM     17275R102    2608      200945       SH             Sole                     199145         1800
Citigroup Inc.             COM     172967101    7638      221723       SH             Sole                     87669          134054
Coca-Cola Co               COM     191216100    477       11765        SH             Sole                     10860          905
Colgate Palmolive Company  COM     194162103    3094      56842        SH             Sole                     56842
Consolidated-Tomoka Land   COM     210226106    354       16977        SH             Sole                                    16977
Co.
EMC Corporation            COM     268648102    141       19550        SH             Sole                     18150          1400
Ecolab Inc.                COM     278865100    275       5560         SH             Sole                     5560
Emerson Electric           COM     291011104    232       5100         SH             Sole                     5100
Express Scripts Inc Cl A   COM     302182100    205       3675         SH             Sole                     3675
Exxon Mobil Corp           COM     30231G102    5832      166875       SH             Sole                     82172          84703
First Data Corp            COM     319963104    4921      132955       SH             Sole                     68485          64470
First Virginia Banks       COM     337477103    228       5812         SH             Sole                     5812
Fiserv Inc.                COM     337738108    497       15786        SH             Sole                     15786
Fortune Brands/Formerly    COM     349631101    275       6410         SH             Sole                     6410
Americ
Freddie Mac                COM     313400301    534       10050        SH             Sole                     9900           150
General Electric Co.       COM     369604103    2931      114937       SH             Sole                     97037          17900
Harley Davidson Inc.       COM     412822108    1180      29736        SH             Sole                     29236          500
Huntington Bancshares      COM     446150104    223       12000        SH             Sole                     12000
Inc.
Illinois Tool Works        COM     452308109    1670      28716        SH             Sole                     28516          200

Intel Corporation          COM     458140100    2658      163295       SH             Sole                     156423         6872
International Business     COM     459200101    3321      42333        SH             Sole                     32053          10280
Machine
Jacobs Engineering Group   COM     469814107    1931      45960        SH             Sole                     45760          200
Inc
Johnson & Johnson          COM     478160104    14003     241982       SH             Sole                     91623          150359
Johnson Controls           COM     478366107    1748      24135        SH             Sole                     24135
Kimberly Clark             COM     494368103    512       11270        SH             Sole                     8170           3100
Corporation
Kohls Corp                 COM     500255104    2337      41295        SH             Sole                     41295
Laboratory Corp            COM     50540R409    1763      59450        SH             Sole                                    59450
Linear Technology Corp     COM     535678106    660       21375        SH             Sole                     21375
Lowes Companies Inc.       COM     548661107    3222      78925        SH             Sole                     8025           70900
MBNA Corp                  COM     552621100    4020      267126       SH             Sole                     164183         102943
MGIC Investment Corp-Wisc  COM     552848103    2945      74990        SH             Sole                     16440          58550
Marsh & McLennan           COM     571748102    254       5956         SH             Sole                     5956
Companies, Inc
Medtronic Inc.             COM     585055106    3317      73519        SH             Sole                     67219          6300
Mellon Financial Group     COM     58551A108    1392      65500        SH             Sole                     1800           63700
Merck                      COM     589331107    1955      35689        SH             Sole                     32377          3312
Microsoft Corporation      COM     594918104    9273      383044       SH             Sole                     187856         195188
Northern Trust Company     COM     665859104    249       8197         SH             Sole                     7897           300
Nurses Network Com         COM     670577105    0         34482        SH             Sole                                    34482
Inc/Frmrly
Omnicom Group              COM     681919106    364       6725         SH             Sole                     6725
Oracle Corp                COM     68389x105    114       10550        SH             Sole                     10550
Paychex, Inc.              COM     704326107    210       7660         SH             Sole                     7095           565

Pepsico Inc.               COM     713448108    2878      71956        SH             Sole                     70056          1900
Performance Food Group     COM     713755106    5219      170217       SH             Sole                                    170217
Company
Pfizer, Inc.               COM     717081103    8684      278710       SH             Sole                     136720         141990
Pharmacia Corp             COM     71713u102    273       6305         SH             Sole                     6000           305
Procter And Gamble         COM     742718109    2503      28110        SH             Sole                     24460          3650
Qualcomm Inc.              COM     747525103    207       5750         SH             Sole                     5750
Quest Diagnostics, Inc.    COM     74834L100    1824      30550        SH             Sole                                    30550
Raytheon Co                COM     755111507    1240      43700        SH             Sole                     3050           40650
Royal Dutch Petroleum      COM     780257804    318       7800         SH             Sole                     5200           2600
SBC Communications Inc     COM     78387G103    391       19496        SH             Sole                     17496          2000
SLM Holding Corp           COM     90390u102    317       2860         SH             Sole                     2860
Sara Lee Corp.             COM     803111103    406       21717        SH             Sole                     17911          3806
Servicemaster Co. (The)    COM     81760N109    160       16050        SH             Sole                                    16050
Starbucks Corp             COM     855244109    3228      125323       SH             Sole                     125323
Sun Microsystems           COM     866810104    316       96841        SH             Sole                                    96841
Sysco Corp                 COM     871829107    5061      198933       SH             Sole                     99140          99793
Tribune Company            COM     896047107    1776      39455        SH             Sole                     37955          1500
Veridian Corp              COM     92342R203    2770      139165       SH             Sole                     5720           133445
Verizon Communications     COM     92343V104    1245      35226        SH             Sole                     34157          1069
Wachovia Corp              COM     929903102    333       9775         SH             Sole                     9775
Wal Mart Stores, Inc.      COM     931142103    2925      56219        SH             Sole                     55719          500
Walgreen Company           COM     931422109    4898      166156       SH             Sole                     94096          72060
Wells Fargo & Co.          COM     949746101    6871      152721       SH             Sole                     67671          85050
William Wrigley Jr Co      COM     982526105    463       8197         SH             Sole                                    8197